Future aircraft leases payments (Details 2) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Less Than One Year [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Future commitments of operating leases	$ 1,001,699
8 Aircraft Engines [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Future commitments of operating leases	20,978
8 Aircraft Engines [Member] | Less Than One Year [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Future commitments of operating leases	5,636
8 Aircraft Engines [Member] | Between One and Five Years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Future commitments of operating leases	12,962
8 Aircraft Engines [Member] | More Than Five Years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Future commitments of operating leases	$ 2,380